Voya US Bond Index Portfolio Investment Strategy - Class ADV I S S2 Shares [Member] - Voya US Bond Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to the Index. For purposes of this 80% policy , investments tied to the Index include , without limitation, investment-grade debt instruments included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds (“ETFs”) that track the Index. Investment grade refers to a rating given by one or more nationally recognized statistical rating organizations ( e.g. , rated Baa3 or above by Moody ’ s Ratings, or BBB- or above by S & P Global Ratings or Fitch Ratings, Inc . ) or, if unrated, determined by the Portfolio to be of comparable quality . Under normal circumstances, the Portfolio invests all, or substantially all, of its assets in these securities. The Portfolio may also invest in To Be Announced (“TBA”) purchase commitments. TBAs shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”). The Portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index. The Portfolio uses quantitative and qualitative techniques to match the expected return of the Index for changes in spreads and interest rates. As a result of the process, the Portfolio will hold debt instruments in proportions that differ from those represented in the Index. The Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes U.S. Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. In seeking to track the performance of the Index, the Portfolio may become “non-diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalizations or index weightings of one or more components of the Index. As a result, whether at any time the Portfolio will be considered “diversified” or “non-diversified” will depend largely on the make-up of the Index at the time. The Portfolio may not always hold all of the same debt instruments as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt instruments in the Index and to provide debt exposure to the Portfolio's cash position. Although the Portfolio attempts to track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser (the “Sub-Adviser”) may sell securities for a variety of reasons, such as to rebalance and reconstitute its investments in connection with such changes in the Index, secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.